Leases - Schedule of Remaining Contractual Maturities of Operating Lease Liabilities (Details) - Dec. 31, 2025	HKD ($)	USD ($)
Leases [Abstract]
2026	$ 2,763,751	$ 355,087
2027	1,789,333	229,894
Total future lease payments	4,553,084	584,981
Less: imputed interest	(189,710)	(24,374)
Present value of operating lease liabilities	$ 4,363,374	$ 560,607